Note 9 - Other Expenses (Details Textual) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
	Jun. 13, 2018	May 07, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Research and development expense, license fee			$ 5,000		$ 5,000
CrystalGenomics [member] | Exclusive license to cg806 outside of Korea and China [member]
Statement Line Items [Line Items]
Research and development expense, license fee		$ 2,000
CrystalGenomics [member] | Exclusive license to cg806 in China [member]
Statement Line Items [Line Items]
Research and development expense, license fee	$ 3,000